CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Rigetti Holdings Inc [Member]
Net loss	$ (29,507,327)	$ (17,895,346)	$ (26,127,496)	$ (53,816,321)
Other comprehensive loss:
Foreign currency translation gain (loss)	(7,191)	23,075	72,136	(15,311)
Comprehensive loss	$ (29,514,518)	$ (17,872,271)	$ (26,055,360)	$ (53,831,632)